Key management compensation and related parties - Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Right-of-use assets	R$ 349,683	R$ 350,393	R$ 136,104	R$ 127,921
Lease liabilities	327,834	323,339
Interest on lease	(33,858)	(28,246)	(16,008)
Other income (expenses), net	(8,453)	(2,320)	R$ 65
SOEDMAR - Sociedade Educacional De Maringa Ltda.
Disclosure of transactions between related parties [line items]
Right-of-use assets	164,195	160,230
Depreciation expense	(4,298)	(5,054)
Lease liabilities	169,294	165,089
Interest on lease	(9,477)	(13,061)
WM Administracao e Participacoes Ltda
Disclosure of transactions between related parties [line items]
Right-of-use assets	2,915	2,845
Depreciation expense	(217)	(255)
Lease liabilities	3,017	2,942
Interest on lease	(194)	(268)
ICETI - Instituto Cesumar de Cincia, Tecnologia e Inovao
Disclosure of transactions between related parties [line items]
Other income (expenses), net	R$ (3,579)	R$ (3,340)